Long-Term Debt - Schedule of Long - Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Total borrowings	$ 1,125,684	$ 1,085,576
Total sale and leaseback agreements	159,997	178,335
Less: Current portion of long-term debt	(273,614)	(190,316)
Less: Current portion of Sale and Leaseback Agreements (o,p,q)	(36,675)	(36,675)
Less: Deferred financing costs (s)	(20,226)	(16,714)	$ (11,203)
Non-current portion of Long-Term Debt	833,189	880,134
Sale and Leaseback Agreement CMBFL - $120,000 (o) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	102,538	115,238
Sale and Leaseback Agreement CMBFL - $54,000 (p) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	45,900	49,950
Sale and Leaseback Agreement - Neptune $14,735 (q) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	11,559	13,147
Line of Credit [Member]
Line of Credit Facility [Line Items]
Total borrowings	965,687	907,241
Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Less: Current portion of long-term debt	(236,939)	(153,641)
2022 Notes (n) [Member]
Line of Credit Facility [Line Items]
Notes	0	0
2022 Notes	0	233,436
Less redemptions and repurchases	0	(233,436)
2027 USPP Notes (a) [Member]
Line of Credit Facility [Line Items]
Notes	350,000	0
Plus/(Less): Original issue premium/(discount)	1,345	1,588
$60.0 Million E.SUN, MICB, Cathay,Taishin Credit Facility (b)[Member]
Line of Credit Facility [Line Items]
Outstanding amount	55,500	0
Sinopac Credit Facility (c) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	10,740	11,580
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (d) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	116,000	132,000
Deutsche Credit Facility (e) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	47,020	49,345
HCOB Credit Facility (f) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	48,819	56,844
CACIB, Bank Sinopac, CTBC Credit Facility (g) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	46,600	49,150
New Hayfin Credit Facility (h) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	0	204,129
Chailease Credit Facility (i) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	4,788	5,568
2024 Notes (j) [Member]
Line of Credit Facility [Line Items]
Notes	89,020	117,520
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (k) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	197,200	213,200
Blue Ocean Junior Credit Facility (k,l) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	0	26,205
Hellenic Bank Credit Facility (m) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	$ 0	$ 41,700